GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 88.3%
Energy and Energy Services  — 33.7%
40,100 APA Corp.(a) .................... $ 1,378,638
152,600 Baker Hughes Co. ................. 5,112,100
221,000 BP plc, ADR(a) ................... 8,327,280
151,448 Chevron Corp.(a) ................. 23,889,408
96,000 ConocoPhillips(a) ................. 12,218,880
115,100 Coterra Energy Inc.(a) .............. 3,208,988
114,000 Devon Energy Corp. ............... 5,720,520
30,300 Diamondback Energy Inc. ........... 6,004,551
289,000 Eni SpA ........................ 4,567,065
90,000 EOG Resources Inc.(a) ............. 11,505,600
64,000 EQT Corp. ...................... 2,372,480
355,500 Exxon Mobil Corp.(a) .............. 41,323,320
156,800 Halliburton Co.(a) ................. 6,181,056
25,200 Hess Corp. ...................... 3,846,528
352,000 Kinder Morgan Inc.(a) .............. 6,455,680
101,000 Marathon Oil Corp. ................ 2,862,340
31,594 Marathon Petroleum Corp.(a) ......... 6,366,191
800 NextEra Energy Partners LP .......... 24,064
68,900 Occidental Petroleum Corp.(a) ........ 4,477,811
73,500 ONEOK Inc. ..................... 5,892,495
27,500 Phillips 66(a) .................... 4,491,850
34,055 Pioneer Natural Resources Co.(a) ...... 8,939,438
213,000 Schlumberger NV(a) ............... 11,674,530
278,000 Shell plc, ADR(a) ................. 18,637,120
100,100 Suncor Energy Inc. ................ 3,694,691
178,800 The Williams Companies Inc.(a) ....... 6,967,836
205,000 TotalEnergies SE, ADR(a) ............ 14,110,150
51,700 Valero Energy Corp.(a) ............. 8,824,673
239,075,283
Metals and Mining  — 54.6%
348,915 Agnico Eagle Mines Ltd.(a) .......... 20,812,780
1,246,000 Alamos Gold Inc., Cl. A(a) ........... 18,378,500
385,500 Artemis Gold Inc.† ................ 2,310,922
351,000 Aya Gold & Silver Inc.† ............. 3,021,417
1,924,600 B2Gold Corp.(a) .................. 5,023,206
1,279,719 Barrick Gold Corp.(a) .............. 21,294,524
2,419,053 Bellevue Gold Ltd.† ................ 2,971,469
348,100 BHP Group Ltd., ADR(a) ............ 20,081,889
4,017,368 De Grey Mining Ltd.† .............. 3,311,666
930,500 Dundee Precious Metals Inc. ......... 7,075,523
1,058,000 Eldorado Gold Corp.†(a) ............ 14,886,060
715,000 Endeavour Mining plc .............. 14,526,448
3,618,729 Evolution Mining Ltd. .............. 8,442,158
196,500 Franco-Nevada Corp.(a) ............. 23,414,940
523,300 Freeport-McMoRan Inc.(a) ........... 24,605,566
555,000 Glencore plc ..................... 3,049,247
298,000 Gold Fields Ltd., ADR .............. 4,735,220
1,423,500 K92 Mining Inc.† ................. 6,620,686
817,500 Karora Resources Inc.† ............. 3,065,889
Shares
Market
Value
2,607,500 Kinross Gold Corp. ................ $ 15,983,975
486,000 Lundin Gold Inc. .................. 6,831,376
302,500 MAG Silver Corp.† ................ 3,200,450
897,000 Newmont Corp.(a) ................ 32,148,480
2,941,126 Northern Star Resources Ltd. ......... 27,732,981
1,160,800 OceanaGold Corp. ................. 2,622,309
769,500 Osisko Gold Royalties Ltd. ........... 12,635,190
1,399,900 Osisko Mining Inc.† ............... 2,873,074
130,000 Pan American Silver Corp. ........... 1,960,400
3,699,494 Perseus Mining Ltd. ............... 5,183,167
300,000 Rio Tinto plc, ADR(a) .............. 19,122,000
110,400 Royal Gold Inc. ................... 13,447,824
417,500 Victoria Gold Corp.† ............... 2,040,419
742,900 Wesdome Gold Mines Ltd.† .......... 5,533,839
1,244,716 Westgold Resources Ltd. ............ 2,125,132
549,250 Wheaton Precious Metals Corp.(a) ..... 25,886,152
386,954,878
TOTAL COMMON STOCKS ......... 626,030,161
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.5%
Metals and Mining  — 0.5%
$ 2,250,000 Allied Gold Corp.,
8.750%, 09/07/28(b) ............. 2,250,000
1,300,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 1,286,610
3,536,610
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 3,536,610
CORPORATE BONDS  — 2.7%
Energy and Energy Services  — 0.1%
245,000 Devon Energy Corp.,
4.500%, 01/15/30 ............... 236,228
Metals and Mining  — 2.6%
2,250,000 AngloGold Ashanti Holdings plc,
3.750%, 10/01/30 ............... 1,968,724
2,250,000 Freeport-McMoRan Inc.,
4.125%, 03/01/28 ............... 2,154,111
2,000,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 2,004,948
2,000,000 IAMGOLD Corp.,
5.750%, 10/15/28(b) ............. 1,837,610
3,700,000 Kinross Gold Corp.,
6.250%, 07/15/33(b) ............. 3,843,629
1,500,000 New Gold Inc.,
7.500%, 07/15/27(b) ............. 1,504,913

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Metals and Mining (Continued)
$ 5,250,000 Northern Star Resources Ltd.,
6.125%, 04/11/33(b) ............. $ 5,277,470
18,591,405
TOTAL CORPORATE BONDS ........ 18,827,633
U.S. GOVERNMENT OBLIGATIONS  — 8.5%
60,930,000 U.S. Treasury Bills,
5.235% to 5.371%††, 04/18/24 to
09/12/24(c) .................... 60,381,179
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN AND SECURITIES SOLD
SHORT — 100.0% ............
(Cost $749,445,086) ............. $ 708,775,583
Shares
Market
Value
SECURITIES SOLD SHORT — (0.0)%
Energy and Energy Services — (0.0)%
800 NextEra Energy Partners LP ............... $ 24,064
TOTAL SECURITIES SOLD SHORT
(Proceeds received $30,624)(d) ......... $ 24,064
(a) Securities, or a portion thereof, with a value of $267,045,803 were deposited with the broker as collateral for options written.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At March 31, 2024, $37,745,000 of the principal amount was pledged as collateral for options written.
(d) At March 31, 2024, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 76.5% $ 541,984,087
Europe .............................. 11.8 84,308,035
Asia/Pacific ......................... 11.0 77,748,241
South Africa ......................... 0.7 4,735,220
Total Investments — Long Positions 100.0% $ 708,775,583
Short Positions
North America ...................... (4.4) % $ (31,334,615)
Europe .............................. (0.0) ** (160,628)
Asia/Pacific ......................... (0.0) ** (28,090)
Total Investments — Short Positions (4.4)% $ (31,523,333)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.
As of March 31, 2024, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (4.4)%
Agnico Eagle Mines Ltd. Pershing LLC 922 USD 5,499,730 USD 57.50 04/19/24 $ 274,557
Agnico Eagle Mines Ltd. Pershing LLC 1,088 USD 6,489,920 USD 55.00 05/17/24 643,154
Alamos Gold Inc., Cl. A Pershing LLC 3,500 USD 5,162,500 USD 14.50 04/19/24 224,235
Alamos Gold Inc., Cl. A Pershing LLC 3,880 USD 5,723,000 USD 14.00 07/19/24 674,876
Alamos Gold Inc., Cl. A Pershing LLC 4,150 USD 6,121,250 USD 12.50 08/16/24 1,207,994

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
B2Gold Corp. Pershing LLC 6,000 USD 1,566,000 USD 4.00 07/19/24 $ 22,450
Baker Hughes Co. Pershing LLC 559 USD 1,872,650 USD 40.00 04/19/24 49
Baker Hughes Co. Pershing LLC 540 USD 1,809,000 USD 34.00 05/17/24 62,781
Baker Hughes Co. Pershing LLC 427 USD 1,430,450 USD 33.00 06/21/24 87,705
Barrick Gold Corp. Pershing LLC 1,800 USD 2,995,200 USD 16.00 05/17/24 213,495
Barrick Gold Corp. Pershing LLC 4,347 USD 7,233,408 USD 16.50 06/21/24 475,670
Barrick Gold Corp. Pershing LLC 4,266 USD 7,098,624 USD 17.50 07/19/24 358,171
BHP Group Ltd., ADR Pershing LLC 1,200 USD 6,922,800 USD 65.00 04/19/24 4,400
BHP Group Ltd., ADR Pershing LLC 1,080 USD 6,230,520 USD 66.00 06/21/24 49,621
BHP Group Ltd., ADR Pershing LLC 1,200 USD 6,922,800 USD 66.00 08/16/24 123,595
BP plc, ADR Pershing LLC 740 USD 2,788,320 USD 38.00 04/19/24 36,849
BP plc, ADR Pershing LLC 730 USD 2,750,640 USD 37.00 06/21/24 130,346
BP plc, ADR Pershing LLC 740 USD 2,788,320 USD 39.00 07/19/24 79,385
Chevron Corp. Pershing LLC 468 USD 7,382,232 USD 157.00 04/19/24 143,376
Chevron Corp. Pershing LLC 500 USD 7,887,000 USD 162.00 05/17/24 117,954
Chevron Corp. Pershing LLC 546 USD 8,612,604 USD 165.00 06/21/24 155,104
ConocoPhillips Pershing LLC 330 USD 4,200,240 USD 120.00 04/19/24 261,586
ConocoPhillips Pershing LLC 330 USD 4,200,240 USD 122.50 06/21/24 282,765
ConocoPhillips Pershing LLC 300 USD 3,818,400 USD 122.00 08/16/24 321,760
Coterra Energy Inc. Pershing LLC 600 USD 1,672,800 USD 26.00 05/17/24 148,965
Coterra Energy Inc. Pershing LLC 550 USD 1,533,400 USD 29.00 07/19/24 59,755
Devon Energy Corp. Pershing LLC 570 USD 2,860,260 USD 52.50 06/21/24 86,306
Diamondback Energy Inc. Pershing LLC 43 USD 852,131 USD 162.82 05/17/24 142,144
Diamondback Energy Inc. Pershing LLC 42 USD 832,314 USD 200.00 06/21/24 36,070
Diamondback Energy Inc. Pershing LLC 95 USD 1,882,615 USD 160.32 07/19/24 359,743
Diamondback Energy Inc. Pershing LLC 90 USD 1,783,530 USD 197.50 09/20/24 131,444
Dundee Precious Metals Inc. Pershing LLC 2,030 CAD 2,090,900 CAD 10.00 04/19/24 91,053
Dundee Precious Metals Inc. Pershing LLC 2,125 CAD 2,188,750 CAD 10.00 05/17/24 132,407
Dundee Precious Metals Inc. Pershing LLC 3,360 CAD 3,460,800 CAD 10.50 07/19/24 186,724
Dundee Precious Metals Inc. Pershing LLC 1,790 CAD 1,843,700 CAD 10.50 09/20/24 138,738
Eldorado Gold Corp. Pershing LLC 2,286 USD 3,216,402 USD 12.80 05/17/24 400,591
Eldorado Gold Corp. Pershing LLC 3,300 USD 4,643,100 USD 13.00 06/21/24 618,139
Endeavour Mining plc Pershing LLC 2,380 CAD 6,549,760 CAD 29.00 06/21/24 271,272
Endeavour Mining plc Pershing LLC 2,400 CAD 6,604,800 CAD 30.00 07/19/24 243,768
Eni SpA Morgan Stanley 178 EUR 1,303,672 EUR 15.20 04/19/24 5,768
Eni SpA Morgan Stanley 178 EUR 1,303,672 EUR 15.00 05/17/24 24,595
Eni SpA Morgan Stanley 150 EUR 1,098,600 EUR 15.20 06/21/24 19,297
EOG Resources Inc. Pershing LLC 300 USD 3,835,200 USD 133.50 05/17/24 65,987
EOG Resources Inc. Pershing LLC 300 USD 3,835,200 USD 125.00 06/21/24 230,839
EOG Resources Inc. Pershing LLC 300 USD 3,835,200 USD 133.00 07/19/24 137,032
EQT Corp. Pershing LLC 320 USD 1,186,240 USD 40.00 04/19/24 7,046
EQT Corp. Pershing LLC 320 USD 1,186,240 USD 39.00 06/21/24 48,921
Exxon Mobil Corp. Pershing LLC 95 USD 1,104,280 USD 105.00 04/19/24 110,024
Exxon Mobil Corp. Pershing LLC 500 USD 5,812,000 USD 118.00 04/19/24 60,793
Exxon Mobil Corp. Pershing LLC 590 USD 6,858,160 USD 120.00 04/19/24 36,653
Exxon Mobil Corp. Pershing LLC 205 USD 2,382,920 USD 105.00 06/21/24 254,952
Exxon Mobil Corp. Pershing LLC 980 USD 11,391,520 USD 110.00 06/21/24 826,254
Exxon Mobil Corp. Pershing LLC 1,185 USD 13,774,440 USD 110.00 08/16/24 1,123,211
Franco-Nevada Corp. Pershing LLC 632 USD 7,530,912 USD 125.00 04/19/24 91,633
Franco-Nevada Corp. Pershing LLC 590 USD 7,030,440 USD 125.00 05/17/24 208,239
Franco-Nevada Corp. Pershing LLC 743 USD 8,853,588 USD 127.00 06/21/24 331,677
Freeport-McMoRan Inc. Pershing LLC 1,783 USD 8,383,666 USD 42.50 04/19/24 823,196

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Freeport-McMoRan Inc. Pershing LLC 1,850 USD 8,698,700 USD 47.00 06/21/24 $ 646,599
Freeport-McMoRan Inc. Pershing LLC 1,600 USD 7,523,200 USD 43.20 08/16/24 1,057,965
Glencore plc Morgan Stanley 555 GBP 2,415,915 GBp 450.00 06/21/24 110,967
Gold Fields Ltd., ADR Pershing LLC 140 USD 222,460 USD 15.00 05/17/24 22,115
Gold Fields Ltd., ADR Pershing LLC 960 USD 1,525,440 USD 18.50 05/17/24 32,037
Gold Fields Ltd., ADR Pershing LLC 960 USD 1,525,440 USD 15.00 07/19/24 206,462
Gold Fields Ltd., ADR Pershing LLC 920 USD 1,461,880 USD 17.50 09/20/24 142,365
Halliburton Co. Pershing LLC 500 USD 1,971,000 USD 40.00 04/19/24 36,273
Halliburton Co. Pershing LLC 518 USD 2,041,956 USD 43.00 05/17/24 26,649
Halliburton Co. Pershing LLC 550 USD 2,168,100 USD 37.00 06/21/24 201,237
Hess Corp. Pershing LLC 80 USD 1,221,120 USD 150.00 04/19/24 44,619
Hess Corp. Pershing LLC 80 USD 1,221,120 USD 158.00 06/21/24 57,591
Hess Corp. Pershing LLC 92 USD 1,404,288 USD 165.00 08/16/24 66,726
K92 Mining Inc. Pershing LLC 3,400 CAD 2,142,000 CAD 7.50 04/19/24 12,226
K92 Mining Inc. Pershing LLC 3,400 CAD 2,142,000 CAD 7.75 06/21/24 41,356
K92 Mining Inc. Pershing LLC 4,830 CAD 3,042,900 CAD 7.50 08/16/24 120,629
Kinder Morgan Inc. Pershing LLC 1,200 USD 2,200,800 USD 18.00 04/19/24 61,261
Kinder Morgan Inc. Pershing LLC 1,200 USD 2,200,800 USD 18.20 05/17/24 46,676
Kinder Morgan Inc. Pershing LLC 1,120 USD 2,054,080 USD 18.00 06/21/24 76,791
Kinross Gold Corp. Pershing LLC 8,380 USD 5,136,940 USD 6.00 04/19/24 240,812
Kinross Gold Corp. Pershing LLC 8,120 USD 4,977,560 USD 6.00 06/21/24 429,308
Kinross Gold Corp. Pershing LLC 1,000 USD 613,000 USD 6.25 06/21/24 41,099
Kinross Gold Corp. Pershing LLC 8,575 USD 5,256,475 USD 6.50 08/16/24 388,653
Lundin Gold Inc. Pershing LLC 2,000 CAD 3,808,000 CAD 18.00 06/21/24 274,560
Lundin Gold Inc. Pershing LLC 2,000 CAD 3,808,000 CAD 20.00 08/16/24 201,034
Lundin Gold Inc. Pershing LLC 860 CAD 1,637,440 CAD 19.50 10/18/24 115,896
Marathon Oil Corp. Pershing LLC 100 USD 283,400 USD 28.00 04/19/24 8,151
Marathon Oil Corp. Pershing LLC 240 USD 680,160 USD 32.00 04/19/24 297
Marathon Oil Corp. Pershing LLC 320 USD 906,880 USD 28.00 06/21/24 55,392
Marathon Oil Corp. Pershing LLC 350 USD 991,900 USD 27.00 08/16/24 98,974
Marathon Petroleum Corp. Pershing LLC 106 USD 2,135,900 USD 154.00 08/16/24 533,418
Marathon Petroleum Corp. Pershing LLC 226 USD 4,553,900 USD 185.00 10/18/24 654,843
Newmont Corp. Pershing LLC 230 USD 824,320 USD 40.00 04/19/24 4,503
Newmont Corp. Pershing LLC 2,760 USD 9,891,840 USD 43.50 04/19/24 17,678
Newmont Corp. Pershing LLC 450 USD 1,612,800 USD 40.00 06/21/24 47,032
Newmont Corp. Pershing LLC 2,540 USD 9,103,360 USD 41.50 06/21/24 192,847
Newmont Corp. Pershing LLC 2,760 USD 9,891,840 USD 35.00 08/16/24 1,015,721
Newmont Corp. Pershing LLC 230 USD 824,320 USD 40.00 08/16/24 39,605
Occidental Petroleum Corp. Pershing LLC 250 USD 1,624,750 USD 66.00 05/17/24 48,786
Occidental Petroleum Corp. Pershing LLC 210 USD 1,364,790 USD 64.00 07/19/24 85,416
Occidental Petroleum Corp. Pershing LLC 230 USD 1,494,770 USD 65.00 09/20/24 107,003
OceanaGold Corp. Pershing LLC 4,840 CAD 1,481,040 CAD 3.25 06/21/24 67,127
OceanaGold Corp. Pershing LLC 2,060 CAD 630,360 CAD 3.10 08/16/24 52,114
ONEOK Inc. Pershing LLC 300 USD 2,405,100 USD 71.00 04/19/24 280,471
ONEOK Inc. Pershing LLC 380 USD 3,046,460 USD 70.00 06/21/24 396,526
Osisko Gold Royalties Ltd. Pershing LLC 2,200 USD 3,612,400 USD 15.00 05/17/24 393,938
Osisko Gold Royalties Ltd. Pershing LLC 200 USD 328,400 USD 17.50 05/17/24 10,705
Osisko Gold Royalties Ltd. Pershing LLC 2,400 USD 3,940,800 USD 15.00 07/19/24 525,933
Osisko Gold Royalties Ltd. Pershing LLC 1,600 USD 2,627,200 USD 17.50 09/20/24 214,736
Osisko Gold Royalties Ltd. Pershing LLC 1,250 USD 2,052,500 USD 18.00 09/20/24 148,107
Osisko Mining Inc. Pershing LLC 7,000 CAD 1,946,000 CAD 3.10 04/19/24 17,798
Osisko Mining Inc. Pershing LLC 3,500 CAD 973,000 CAD 3.20 06/21/24 30,844

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Pan American Silver Corp. Pershing LLC 650 USD 980,200 USD 16.00 04/19/24 $ 17,568
Pan American Silver Corp. Pershing LLC 650 USD 980,200 USD 17.00 06/21/24 41,603
Phillips 66 Pershing LLC 185 USD 3,021,790 USD 130.00 07/19/24 650,781
Phillips 66 Pershing LLC 90 USD 1,470,060 USD 150.00 09/20/24 185,974
Pioneer Natural Resources Co. Pershing LLC 135 USD 3,543,750 USD 245.00 06/21/24 319,870
Pioneer Natural Resources Co. Pershing LLC 135 USD 3,543,750 USD 240.00 07/19/24 410,120
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,374,000 USD 75.00 05/17/24 13,121
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,374,000 USD 72.50 06/21/24 63,164
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,374,000 USD 70.50 07/19/24 131,571
Royal Gold Inc. Pershing LLC 350 USD 4,263,350 USD 130.00 05/17/24 94,330
Royal Gold Inc. Pershing LLC 345 USD 4,202,445 USD 120.00 07/19/24 325,948
Royal Gold Inc. Pershing LLC 390 USD 4,750,590 USD 125.00 09/20/24 376,680
Schlumberger NV Pershing LLC 700 USD 3,836,700 USD 54.00 05/17/24 192,563
Schlumberger NV Pershing LLC 730 USD 4,001,130 USD 57.50 06/21/24 130,578
Schlumberger NV Pershing LLC 700 USD 3,836,700 USD 55.00 08/16/24 277,287
Shell plc, ADR Pershing LLC 890 USD 5,966,560 USD 68.50 05/17/24 91,171
Shell plc, ADR Pershing LLC 1,000 USD 6,704,000 USD 64.00 07/19/24 470,193
SSR Mining Inc. Pershing LLC 3,000 USD 1,338,000 USD 15.00 04/19/24 0
Suncor Energy Inc. Pershing LLC 275 USD 1,015,025 USD 36.00 05/17/24 53,351
Suncor Energy Inc. Pershing LLC 15 USD 55,365 USD 38.00 05/17/24 1,386
Suncor Energy Inc. Pershing LLC 335 USD 1,236,485 USD 35.00 07/19/24 103,063
Suncor Energy Inc. Pershing LLC 335 USD 1,236,485 USD 39.00 09/20/24 55,022
The Williams Companies Inc. Pershing LLC 611 USD 2,381,067 USD 36.00 04/19/24 190,791
The Williams Companies Inc. Pershing LLC 680 USD 2,649,960 USD 36.00 05/17/24 229,700
The Williams Companies Inc. Pershing LLC 497 USD 1,936,809 USD 39.00 06/21/24 62,087
TotalEnergies SE, ADR Pershing LLC 705 USD 4,852,515 USD 66.00 05/17/24 276,871
TotalEnergies SE, ADR Pershing LLC 705 USD 4,852,515 USD 70.00 06/21/24 127,635
TotalEnergies SE, ADR Pershing LLC 640 USD 4,405,120 USD 68.00 08/16/24 246,448
Valero Energy Corp. Pershing LLC 143 USD 2,440,867 USD 140.00 04/19/24 445,715
Valero Energy Corp. Pershing LLC 174 USD 2,970,006 USD 138.00 05/17/24 593,913
Valero Energy Corp. Pershing LLC 170 USD 2,901,730 USD 150.00 07/19/24 427,130
Wheaton Precious Metals Corp. Pershing LLC 2,050 USD 9,661,650 USD 49.00 05/17/24 301,911
Wheaton Precious Metals Corp. Pershing LLC 1,381 USD 6,508,653 USD 47.50 07/19/24 444,771
Wheaton Precious Metals Corp. Pershing LLC 1,750 USD 8,247,750 USD 52.50 09/20/24 394,642
TOTAL OTC CALL OPTIONS WRITTEN $ 30,901,943
OTC Put Options Written — (0.0)%
VanEck Agribusiness ETF Pershing LLC 350 USD 2,629,550 USD 73.00 06/21/24 $ 40,481
TOTAL OTC PUT OPTIONS WRITTEN $ 40,481
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.0)%
Eldorado Gold Corp. 5,000 USD 7,035,000 USD 15.00 04/19/24 $ 115,000
OceanaGold Corp. 7,610 CAD 2,328,660 CAD 3.25 04/19/24 28,090
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 143,090
Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF 795 USD 7,505,595 USD 75.00 04/19/24 $ 45,315
Energy Select Sector SPDR ETF 795 USD 7,505,595 USD 74.00 05/17/24 20,670
Utilities Select Sector SPDR Fund 875 USD 16,417,100 USD 57.00 04/19/24 5,250
Utilities Select Sector SPDR Fund 1,050 USD 19,700,520 USD 60.00 06/21/24 31,500
Utilities Select Sector SPDR Fund 1,050 USD 19,700,520 USD 61.00 08/16/24 93,450

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
VanEck Agribusiness ETF 410 USD 3,080,330 USD 75.00 04/19/24 $ 139,400
VanEck Gold Miners ETF 2,835 USD 8,919,761 USD 25.00 04/19/24 5,670
VanEck Gold Miners ETF 2,900 USD 9,124,270 USD 24.00 06/21/24 34,800
VanEck Gold Miners ETF 2,900 USD 9,124,270 USD 24.00 07/19/24 37,700
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 413,755
TOTAL OPTIONS WRITTEN $ 31,499,269